Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Summary of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis
Financial assets and liabilities carried at fair value at December 31, 2021 are classified in the categories described in the table below:

	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents
Money market funds	$41,830	$—	$—	$41,830
Time deposits	22,674	—	—	22,674
Other assets
Foreign currency forwards	—	1,604	—	1,604

Total assets at fair value	$64,504	$1,604	$—	$66,108
Liabilities
Other liabilities
Accrued earnout liability	$—	$—	$(2,924)	$(2,924)
Foreign currency forwards	—	(68)	—	(68)

Total liabilities at fair value	$—	$(68)	$(2,924)	$(2,992)
Financial assets and liabilities carried at fair value at December 31, 2020 are classified in the categories described in the table below:

	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents
Money market funds	$88,061	$—	$—	$88,061
Time deposits	45,031	—	—	45,031
Other assets
Foreign currency forwards	—	1,157	—	1,157

Total assets at fair value	$133,092	$1,157	$—	$134,249
Liabilities
Other liabilities
Accrued earnout liability	$—	$—	$(3,765)	$(3,765)

Total liabilities at fair value	$—	$—	$(3,765)	$(3,765)